Investment in finance leases, net	12 Months Ended
Dec. 31, 2023
Flight Equipment, Net [Abstract]
Investment in finance leases, net	Investment in finance leases, net
Components of investment in finance leases, net as of December 31, 2023 and 2022 were as follows:

	As of December 31,
	2023	2022
Future minimum lease payments to be received, net	$1,156,693	$1,299,724
Estimated residual values of leased flight equipment	597,184	630,538
Less: Unearned income	(490,502)	(551,165)
Less: Allowance for credit losses (Note 27)	(8,924)	(23,025)
	$1,254,451	$1,356,072
Investment in finance leases consists of direct financing leases, leveraged leases and sales-type leases of flight equipment and represents net unpaid rentals and estimated unguaranteed residual values of leased equipment, less related unearned income. The Company has no general obligation for principal and interest on notes or other instruments representing third-party participation related to leveraged leases; such notes and other instruments have not been included in liabilities but have been offset against the related rentals receivable in the table above.
Our share of net lease payments on leveraged leases is subordinate to the share of other participants who also have security interests in the leased equipment. For federal income tax purposes, we are entitled to deduct the interest expense accruing on non-recourse financings related to leveraged leases.
As of December 31, 2023, the cash flows receivable, including the estimated residual value at lease termination, from finance, sales-type and leveraged leases were as follows:

Cash flows receivable
2024	$401,340
2025	290,173
2026	166,050
2027	156,133
2028	99,184
Thereafter	640,997
Undiscounted cash flows receivable	$1,753,877
Less: Unearned income	(490,502)
Less: Allowance for credit losses	(8,924)
$1,254,451
During the years ended December 31, 2023, 2022 and 2021, we recognized interest income from investment in finance leases, net of $101 million, $130 million and $61 million, respectively, included in basic lease rents.